Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-1

Collection Period	06/01/23-06/30/23
Determination Date	7/10/2023
Distribution Date	7/17/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228375-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$271,316,683.07
2.	Collections allocable to Principal		$16,016,947.60
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$239,003.23
5.	Pool Balance on the close of the last day of the related Collection Period		$255,060,732.24
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		33,941
7.	Initial Pool Balance		$1,553,875,032.29
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$53,541,995.49	$37,286,044.66
	d. Class A-4 Note Balance	$115,200,000.00	$115,200,000.00
	e. Class B Note Balance	$37,290,000.00	$37,290,000.00
	f. Class C Note Balance	$35,000,000.00	$35,000,000.00
	g. Class D Note Balance	$26,400,000.00	$26,400,000.00
	h. Note Balance (sum a - g)	$267,431,995.49	$251,176,044.66
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.1092025	0.0760474
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1725379	0.1620501
10.	Overcollateralization Target Amount		$3,884,687.58
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,884,687.58
12.	Weighted Average Coupon		8.49%
13.	Weighted Average Original Term	months	67.84
14.	Weighted Average Remaining Term	months	23.84
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,983,568.16
	b. Liquidation Proceeds allocable to Finance Charge		$4,233.11
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,987,801.27
16.	Principal:
	a. Collections allocable to Principal		$16,016,947.60
	b. Liquidation Proceeds allocable to Principal		$302,123.43
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,319,071.03

17.	Total Finance Charge and Principal Collections (15d + 16d)	$18,306,872.30
18.	Interest Income from Collection Account	$64,852.40
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$18,371,724.70
Available Funds
21.	Available Collections	$18,371,724.70
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$18,371,724.70
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$226,097.24
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$226,097.24
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$84,328.64
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$84,328.64
	m. Class A-4 Monthly Interest	$194,880.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$194,880.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$68,675.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$68,675.75
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$68,250.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$68,250.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount

	a. Class D Monthly Interest	$58,080.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$58,080.00
34.	Quaternary Principal Distributable Amount	$12,371,263.25
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$13,071,574.88
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$3,884,687.58
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,987,801.27
	b. Total Daily Deposits of Principal Collections	$16,319,071.03
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$64,852.40
	e. Total Deposits to Collection Account (sum a - d)	$18,371,724.70
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$226,097.24
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,730,165.22
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,415,462.24
	f. Total Withdrawals from Collection Account (sum a - e)	$18,371,724.70
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$84,328.64
	d. Class A-4 Interest Distribution	$194,880.00
	e. Class B Interest Distribution	$68,675.75
	f. Class C Interest Distribution	$68,250.00
	g. Class D Interest Distribution	$58,080.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,255,950.83
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$16,730,165.22
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,340,279.47
	d. Class A-4 Distribution	$194,880.00
	e. Class B Distribution	$68,675.75

f. Class C Distribution	$68,250.00
g. Class D Distribution	$58,080.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$16,730,165.22

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$1,415,462.24
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,415,462.24
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,884,687.58
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,884,687.58
49.	Investment Earnings	$15,680.25
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,900,367.83
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$15,680.25
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,884,687.58
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$226,097.24
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,730,165.22
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,415,462.24
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$15,680.25
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,340,279.47
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$194,880.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$68,675.75
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$68,250.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$58,080.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,415,462.24

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	670	$7,328,487.74
	b. 61 to 90 days past due	406	$4,647,316.72
	c. 91 to 120 days past due	78	$1,030,080.84
	d. 121 or more days past due	1	$16,227.92
	e. Total Past Due (sum a - d)	1,155	$13,022,113.22
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		5.1055%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	29	$239,003.23
74.	Recoveries	136	$306,356.54
75.	Net Losses (Ln 73 - Ln 74)		$-67,353.31
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		-0.0248%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,576	$36,332,433.18
78.	Recoveries	2,100	$18,835,799.13
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$17,496,634.05
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.1260%
81.	Average Net Loss on Defaulted Receivables		$6,792.17

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$2,561,614.61
83.	Pool Balance on the close of the last day of the preceding Collection Period		$271,316,683.07
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		0.94%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 10, 2023.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer